ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - $ / shares		1 Months Ended	5 Months Ended
	Mar. 18, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2024	Jul. 15, 2021
Class of Stock [Line Items]
Financial designation, predecessor and successor [Fixed List]			Successor
Number of shares called by each warrant (in shares)				1
Common shares issued (in shares)					4,000,000
IPO
Class of Stock [Line Items]
Issued (in shares)	34,500,000
Price per unit (in dollars per share)	$ 10.00
Class A Ordinary Shares
Class of Stock [Line Items]
Issued (in shares)		14,000,000
Price per unit (in dollars per share)		$ 5.00
Ordinary Shares | Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Number of shares in each IPO unit (in shares)	1
Number of shares called by each warrant (in shares)	1
Warrants | IPO
Class of Stock [Line Items]
Number of shares in each IPO unit (in shares)	0.3333